Summary of Advances to Suppliers (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 15,808,042	$ 2,299,184	¥ 8,102,278
Financing Fee
Advances to Suppliers [Line Items]
Advances to suppliers	0	0	7,497,988
Advertising Fee
Advances to Suppliers [Line Items]
Advances to suppliers	255,259	37,126	255,259
Subscription fee
Advances to Suppliers [Line Items]
Advances to suppliers	14,070,581	2,046,481	0
Incorporate Fee
Advances to Suppliers [Line Items]
Advances to suppliers	1,383,962	201,289	0
Others
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 98,240	$ 14,288	¥ 349,031